Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Promissorynote	Dec. 31, 2021 USD ($)
Other Borrowed Funds [Abstract]
Other borrowings	$ 17,945	$ 19,614
FHLB Advances - variable rate loans	0
Cash management advances, maximum borrowing amount	$ 92,254
Cash management advances, maturity period	90 days
Cash management advances, available borrowing amount	$ 100,000
Number of promissory notes payable to related parties | Promissorynote	6
Scheduled Repayments of FHLB Advances [Abstract]
2023	$ 3,593
2024	2,462
2025	1,560
2026	1,434
2027	1,397
Thereafter	7,499
Other borrowings	$ 17,945	$ 19,614
Minimum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	1.53%
Maximum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	2.97%
Weighted Average [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	2.34%	2.39%
Mortgage Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 290,943
Commercial Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	31,833
FHLB Stock [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	3,813
Cash management advances, maximum borrowing amount	182,963
Cash management advances, available borrowing amount	92,254
FHLB Borrowings [Member]
Other Borrowed Funds [Abstract]
Other borrowings	15,569	$ 17,476
Scheduled Repayments of FHLB Advances [Abstract]
2023	1,986
2024	1,693
2025	1,560
2026	1,434
2027	1,397
Thereafter	7,499
Other borrowings	15,569	17,476
Promissory Notes [Member]
Other Borrowed Funds [Abstract]
Other borrowings	$ 2,376	2,138
Maturity date of promissory notes issued	Nov. 18, 2024
Notes payable to related parties	$ 2,376
Notes payable to other banks	0	0
Scheduled Repayments of FHLB Advances [Abstract]
2023	1,607
2024	769
2025	0
2026	0
2027	0
Thereafter	0
Other borrowings	$ 2,376	$ 2,138
Promissory Notes [Member] | Minimum [Member]
Other Borrowed Funds [Abstract]
Interest rate	1.25%
Promissory Notes [Member] | Maximum [Member]
Other Borrowed Funds [Abstract]
Interest rate	3.25%
Promissory Notes [Member] | Weighted Average [Member]
Other Borrowed Funds [Abstract]
Interest rate	1.35%	1.23%
FHLB Line of Credit [Member]
Other Borrowed Funds [Abstract]
Letters of credit issued	$ 75,140	$ 68,380